MARYLAND

DEPARTMENT OF

ASSESSMENTS AND TAXATION

Date: 09/05/2024

VENABLE LLP

SUITE 900

750 E PRATT ST

BALTIMORE MD 21202-3142

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:
ENTITY NAME	:	CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.
DEPARTMENT ID	:	D14048078
TYPE OF REQUEST	:	ARTICLES OF AMENDMENT
DATE FILED	:	09-05-2024
TIME FILED	:	01:54 PM
RECORDING FEE	:	$100.00
EXPEDITED FEE	:	$445.00
COPY FEE	:	$27.00
FILING NUMBER	:	1000362014639589
CUSTOMER ID	:	0003993381
WORK ORDER NUMBER	:	0005209955

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore metro area (410) 767-4950

Outside metro area (888) 246-5941

0013794416

700 East Pratt Street 2nd Floor Suite 2700, Baltimore, Maryland 21202

Telephone (410)767-4950 / Toll free in Maryland (888)246-5941

MRS (Maryland Relay Service) (800)735-2258 TT/Voice

Website: www.dat.maryland.gov

CACCPT

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE:	N
EFFECTIVE DATE:	09-05-2024
PRINCIPAL OFFICE:	2405 YORK ROAD

SUITE 201

LUTHERVILLE TIMONIUM MD 21093-2264

RESIDENT AGENT:	THE CORPORATION TRUST INCORPORATED

2405 YORK ROAD

SUITE 201

LUTHERVILLE TIMONIUM MD 21093-2264

COMMENTS:

EFFECTIVE DATE SEPTEMBER 9, 2024 AT 8 A.M.

ARTICLES OF AMENDMENT

CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

ClearBridge Energy Midstream Opportunity Fund Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland (the “SDAT”) that:

FIRST:   The charter of the Corporation (the “Charter”) is hereby amended by these Articles of Amendment, which amend the terms of the Series J Mandatory Redeemable Preferred Stock, $0.001 par value per share, of the Corporation (the “Series J Preferred Stock”), with any necessary or appropriate renumbering or relettering of the sections or subsections thereof.

SECOND:  The Charter is hereby amended by deleting the existing Article FIRST of the terms of the Series J Preferred Stock in its entirety and inserting in lieu thereof the following:

First: Under a power contained in Article V of the charter of the Company (which, as restated, amended or supplemented from time to time, together with these Articles Supplementary, is referred to herein as the “Charter”), the Board of Directors by duly adopted resolutions classified and designated (i) 30 shares of authorized but unissued Common Stock (as defined in the Charter) as shares of a new series of Preferred Stock (as defined below) designated as Series I Mandatory Redeemable Preferred Stock, $.001 par value per share, liquidation preference $100,000.00 per share and (ii) 200,001 shares of authorized but unissued Common Stock as shares of a new series of Preferred Stock designated as Series J Mandatory Redeemable Preferred Stock, $.001 par value per share, liquidation preference $35.00 per share, each with the following preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, which, upon any restatement of the Charter, shall become part of Article V of the Charter, with any necessary or appropriate renumbering or relettering of the sections or subsections hereof.

THIRD:   The Charter is hereby amended by deleting the first paragraph under the heading DESIGNATION of the terms of the Series J Preferred Stock in its entirety and inserting in lieu thereof the following:

Preferred Stock: (i) 30 shares of Common Stock are classified and designated as Series I Mandatory Redeemable Preferred Stock, $.001 par value per share, liquidation preference $100,000.00 per share (the “Series I MRP Shares”) and (ii) 200,001 shares of Common Stock are classified and designated as Series J Mandatory Redeemable Preferred Stock, $.001 par value per share, liquidation preference $35.00 per share (the “Series J MRP Shares,” and together with the Series I MRP Shares, the “MRP Shares”).

FOURTH:  The Charter is hereby amended by deleting existing subsection (a) of Section 1 of the terms of the Series J Preferred Stock in its entirety and inserting in lieu thereof a new subsection (a) of Section 1 to read as follows:

(a) (i) The number of authorized Series I MRP Shares is 30 shares and (ii) the number of authorized Series J MRP Shares is 200,001 shares. No fractional MRP Shares shall be issued.

FIFTH   The Charter is hereby amended by deleting existing subsection (a) of Section 4 of the terms of the Series J Preferred Stock in its entirety and inserting in lieu thereof a new subsection (a) of Section 4 to read as follows:

(a) Except for matters which do not require the vote of Holders of MRP Shares under the 1940 Act and except as otherwise provided in the Charter or Bylaws, herein or as otherwise required by applicable law, (1) each Holder of MRP Shares shall be entitled to one vote for every MRP Share held on each matter submitted to a vote of stockholders of the Company, and (2) the holders of Outstanding Preferred Stock and Common Stock shall vote together as a single class on all matters submitted to stockholders; provided, however, that the holders of Outstanding Preferred Stock shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of stock of the Company, to elect two Directors of the Company at all times. Subject to the foregoing rights of the Holders of the MRP Shares, the identity and class (if the Board of Directors is then classified) of the nominees for such Directors may be fixed by the Board of Directors. Subject to paragraph (b) of this Section 4, the holders of Outstanding Common Stock and Preferred Stock, voting together as a single class, shall elect the balance of the Directors.

SIXTH:   The Charter is hereby amended by deleting existing subsection (b) of Section 4 of the terms of the Series J Preferred Stock in its entirety and inserting in lieu thereof a new subsection (b) of Section 4 to read as follows:

(b) During any period in which any one or more of the conditions described below shall exist (such period being referred to herein as a “Voting Period”), the number of Directors constituting the Board of Directors shall automatically increase by the smallest number that, when added to the two Directors elected exclusively by the holders of Preferred Stock would constitute a majority of the Board of Directors as so increased by such smallest number; and the holders of Preferred Stock shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the holders of all other securities and classes of shares of the Company), to elect such smallest number of additional Directors, together with the two Directors that such holders are in any event entitled to elect. A Voting Period shall commence:

(i) if at the close of business on any Dividend Payment Date accumulated dividends (whether or not earned or declared) on Preferred Stock equal to at least two full years’ dividends shall be due and unpaid; or

(ii) if at any time holders of any Preferred Stock are entitled under the 1940 Act to elect a majority of the Directors of the Company.

If a Voting Period has commenced pursuant to Section 4(b)(i), the Voting Period shall not end until all such accumulated dividends are paid to the holders of Preferred Stock or have been otherwise provided for in a manner approved by the affirmative vote of a majority of all votes cast by the holders of the Preferred Stock, voting as a class on a one-vote-per-share basis. Upon the termination of a Voting Period, the voting rights described in this paragraph (b) of Section 4 shall cease, subject always, however, to the revesting of such voting rights in the holders of Preferred Stock upon the further occurrence of any of the events described in this paragraph (b) of Section 4.

SEVENTH:  The Charter is hereby amended by deleting existing subsection (c) of Section 4 of the terms of the Series J Preferred Stock in its entirety and inserting in lieu thereof a new subsection (c) of Section 4 to read as follows:

(c) As soon as practicable after the accrual of any right of the holders of Preferred Stock to elect additional Directors as described in paragraph (b) of this Section 4, the Company shall call a special meeting of such holders, and mail a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of mailing of such notice. If the Company fails to send such notice or if a special meeting is not called at the expense of the Company, it may be called by any such holder on like notice. The record date for determining the holders entitled to notice of and to vote at such special meeting shall be the close of business on the fifth Business Day preceding the day on which such notice is mailed. At any such special meeting and at each meeting of holders of Preferred Stock held during a Voting Period at which Directors are to be elected, a majority of all votes cast by such holders, voting as a separate class (to the exclusion of the holders of all other securities and classes of capital stock of the Company), shall be entitled to elect the number of Directors prescribed in paragraph (b) of this Section 4 on a one-vote-per-share basis.

EIGHTH:   The Charter is hereby amended by deleting existing subsection (a) of Section 5 of the terms of the Series J Preferred Stock in its entirety and inserting in lieu thereof a new subsection (a) of Section 5 to read as follows:

(a) Upon the dissolution, liquidation or winding up of the affairs of the Company, whether voluntary or involuntary, the Holders of MRP Shares then Outstanding, together with holders of shares of any Preferred Stock ranking on a parity with the MRP Shares upon dissolution, liquidation or winding up, shall be entitled to receive and to be paid out of the assets of the Company (or the proceeds thereof) available for distribution to its stockholders after satisfaction of claims of creditors of the Company, but before any distribution or payment shall be made in respect of the Common Stock, an amount equal to the liquidation preference with respect to such shares. The liquidation preference for MRP Shares shall be $35.00 per share, plus an amount equal to all accumulated dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full or a sum sufficient for the payment thereof is set apart with the Paying Agent. No redemption premium shall be paid upon any liquidation even if such redemption premium would be paid upon optional or mandatory redemption of the relevant shares. In determining whether a distribution (other than upon voluntary or involuntary liquidation), by dividend, redemption or otherwise, is permitted under the Maryland General Corporation Law (the “MGCL”), amounts that would be needed, if the Company were to be dissolved at the time of distribution, to satisfy the liquidation preference of the MRP Shares will not be added to the Company’s total liabilities.

NINTH:  The Charter is hereby amended by deleting the existing definition of MRP Liquidation Preference Amount in Section 12. Definitions of the terms of the Series J Preferred Stock in its entirety and inserting in lieu thereof a new definition of MRP Liquidation Preference Amount to read as follows:

“MRP Liquidation Preference Amount” means, for the Series J MRP Shares, liquidation preference, $35.00 per share, and for the Series I MRP Shares, liquidation preference, $100,000.00 per share.

TENTH:   Immediately upon the Effective Time (as defined below), every share of Series J Preferred Stock that was issued and outstanding immediately before the Effective Time shall be divided into 2,857.14285 shares of Series J Preferred Stock. No fractional shares of Series J Preferred Stock will be or remain issued upon such amendment and each stockholder otherwise entitled to a fractional share shall instead be entitled to receive in lieu thereof one whole share of Series J Preferred Stock. No stockholder shall be entitled to receive more than one whole share of Series J Preferred Stock as a result of the rounding up of such fractional shares.

ELEVENTH: There has been no increase in the authorized shares of stock of the Corporation effected by the amendments to the Charter as set forth above.

TWELFTH:  These Articles of Amendment have been duly advised by the Board of Directors of the Corporation and approved by the stockholders entitled to vote on the amendment contained herein in the manner and by the vote required by law and the Charter.

THIRTEENTH:  The undersigned acknowledges these Articles of Amendment to be the corporate act of the Corporation and as to all matters or facts required to be verified under oath, the undersigned acknowledges that to the best of such officer’s knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

FOURTEENTH:  These Articles of Amendment shall become effective at 8:00 a.m. on September 9, 2024 (the “Effective Time”).

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name on its behalf by its President and Chief Executive Officer and attested to it by its Senior Vice President on this 5th day of September, 2024.

ATTEST		CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

By:	/s/ Thomas C. Mandia	By:	/s/ Jane E. Trust
Name: Thomas C. Mandia		Name: Jane E. Trust
Title: Senior Vice President		Title: President, Chairman and Chief Executive Officer

[Signature Page – EMO Amendment to Series J MRPS]

State of Maryland

I hereby certify that this is a true and complete copy of the 7 page document on file in this office. Dated: 9/4/24.

State of Department of Assessments and Taxation

This Stamp replaces our previous certification system. Effective: 6/95

CORPORATE CHARTER APPROVAL SHEET ** KEEP WITH DOCUMENT ** DOCUMENT CODE CA BUSINESS CODE 03 Affix Barcode Label Here Close Stock Nonstock P.A. Religious Merging/Converting Affix T ext Label Here Surviving/Resu1ting New Name FEES REMIT TED) Base Fee: Change of Name Org & Cap. Fee: Change of Principal Office Expedite Fee: WAS Change of Resident Agent Penalty: Change of Resident Agent Address State Recordation Tax: Resignation of Resident Agent State Transfer fax: Designation of Resident Agent\ Certified Copies and Resident Agent’s Address Copy Fee: g A Change of Business Code Certificates Certificate of Status Fee: Adoption of Assumed Name Personal Property Filings: NP Fund: Other: Other Change(s) TOTAL FEES 572 _ , Code Credit Card Check Cash ~ „ , Attention: Documents on Checks Mail: Names and Address Approved By: — Keyed By: COMMENT(S): Effective Date September 09, 2024 8 a.m File 1 of 2 Stamp Work Order anti Customer Number HERE